Lease (Tables)	12 Months Ended
Dec. 31, 2025
Lease [Abstract]
Schedule of Operating Lease

Operating leases of the Group are mainly leases of office. The balances for the operating leases where the Group was the lessee are as follows within the Consolidated Balance Sheets:

	As of December 31,
	2024	2025
	RMB	RMB
Operating lease right-of-use assets	1,413	877
Lease liabilities – current	1,332	806
Lease liabilities – non-current	130	—
Total operating lease liabilities	1,462	806
The following table presents operating lease expenses reported in the Consolidated Statements of Operations and Comprehensive Income/(Loss) related to the Group’s leases:
	As of December 31,
	2024	2025
	RMB	RMB
Operating lease expenses	1,153	1,381
Short-term lease expenses	1,314	611
Total lease expenses	2,467	1,992

Other information related to operating leases where the Group is the lessee is as follows:

	As of December 31,
	2024	2025
Weighted-average remaining lease term (in years)	0.89	0.75
Weighted-average discount rate	3.39%	3.07%

Schedule of Operating Lease Payments

The following table reconciles the undiscounted cash flows of the Group’s leases as of December 31, 2024 and 2025 to the present value of its operating lease payments:

	As of December 31,
	2024	2025
	RMB	RMB
Less than 1 year	1,354	816
1-2 years	131	—
Total minimum lease payments	1,485	816
Less: discounted interest	(23)	(10)
Present value of lease obligations	1,462	806
Less: current portion	(1,332)	(806)
Non-current portion of lease obligations	130	—